Other Receivables, Net - Schedule of Other Receivables, Net (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
Schedule of Other Receivables, Net [Abstract]
Consideration receivable from share issuance	[1]	¥ 145,387
Consideration receivable disposal of an investment	[2]	82,597
Loans to a third party				29,152
Deposit		409
Advances to staff	[3]	494
Other		2,390		284
Total		¥ 231,277	$ 33,072	¥ 29,436

[1]	Amount represents the receivable from certain investors in connection with a private placement completed in July 2025, pursuant to which the Company issued 10,000,000 Class A ordinary shares and warrants to purchase up to 20,000,000 additional Class A ordinary shares. The consideration was subsequently settled in full in June 2026.
[2]	Amounts represented the receivable from the sale of the Company's equity investment in AIFU Inc. The consideration was settled in full in June 2026.
[3]	Amounts represented advances to staff of the Group for daily business operations, which are unsecured, interest-free and repayable on demand.